Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 27,982	R$ 9,066	R$ 20,244
Investment losses	0	(234)	0
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	25,620	2,604	2,819
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	0	0	0
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	2,362	6,462	16,803
Investment losses	0	(71)	0
Real estate listed funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	0	0	99
Investment losses	0	(77)	0
Public Equities Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	0	0	523
Investment losses	R$ 0	R$ (86)	R$ 0